Property plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance	$ 1,187,000
Balance	736,000	$ 1,187,000
Amortization	434,000	461,000	$ 406,000
Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Beginning Balance	1,874,000	1,387,000
Effect of movements in exchange rates	(13,000)	26,000
Ending Balance	2,295,000	1,874,000
Amortization	434,000	461,000
Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	3,061,000	2,998,000
Effect of movements in exchange rates	(30,000)	77,000
Ending Balance	3,031,000	3,061,000
Additions		56,000
Disposals		(70,000)
Right-of-use assets [member]
Statement [Line Items]
Beginning Balance	834,000
Ending Balance	518,000
Right-of-use assets [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Beginning Balance	1,096,000	785,000
Effect of movements in exchange rates	(6,000)	10,000
Ending Balance	1,397,000	1,096,000
Amortization	307,000	301,000
Right-of-use assets [member] | Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	1,930,000	1,907,000
Effect of movements in exchange rates	(15,000)	37,000
Ending Balance	1,915,000	1,930,000
Additions		56,000
Disposals		(70,000)
Leasehold improvements [member]
Statement [Line Items]
Beginning Balance	10,000
Ending Balance	8,000
Leasehold improvements [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Beginning Balance	173,000	171,000
Effect of movements in exchange rates	(1,000)	0
Ending Balance	174,000	173,000
Amortization	2,000	2,000
Leasehold improvements [member] | Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	183,000	182,000
Effect of movements in exchange rates	(1,000)	1,000
Ending Balance	182,000	183,000
Computer And Office Equipment [Member]
Statement [Line Items]
Beginning Balance	343,000
Ending Balance	210,000
Computer And Office Equipment [Member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Beginning Balance	605,000	431,000
Effect of movements in exchange rates	(6,000)	16,000
Ending Balance	724,000	605,000
Amortization	125,000	158,000
Computer And Office Equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	948,000	909,000
Effect of movements in exchange rates	(14,000)	39,000
Ending Balance	$ 934,000	$ 948,000